Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance, beginning of period:	$ 41,500	$ 56,879
Impairment losses	(18,543)	(34,964)	0
Impact of foreign exchange changes	(2,826)	1,043
Balance, end of period	23,352	41,500	56,879
Prins Autogassystemen Holding B.V. [Member]
Acquisition	3,221	0
BAF Technologies Inc [Member]
Acquisition	$ 0	$ 18,542